Fair Value of Total Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S.
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Fair Value allocation	100.00%	100.00%
U.S. | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	55.00%
Fair Value allocation	57.00%	65.00%
U.S. | Debt Instruments
Defined Benefit Plan Disclosure [Line Items]
Target allocation	45.00%
Fair Value allocation	43.00%	35.00%
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	100.00%	100.00%
Non-U.S. | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	15.00%	14.00%
Non-U.S. | Debt Instruments
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	59.00%	60.00%
Non-U.S. | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	26.00%	26.00%